UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21745
Investment Company Act File Number
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
European Aeronautic Defence & Space Co.	56,122	$1,127,409
General Dynamics Corp.	43,377	3,348,704
Honeywell International, Inc.	99,327	4,496,533
Raytheon Co.	87,133	4,977,037
Rockwell Collins, Inc.	25,533	1,598,111
Rolls-Royce Group PLC(1)	283,550	2,567,211

		$18,115,005

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	69,963	$3,907,434
Deutsche Post AG	82,457	1,428,130
Expeditors International of Washington, Inc.	94,273	3,480,559

		$8,816,123

Airlines — 0.1%
British Airways PLC(1)	313,103	$1,157,919

		$1,157,919

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	10,200	$306,286
Compagnie Generale des Etablissements Michelin	26,277	1,935,270
Cooper Tire & Rubber Co.	30,158	573,605
Denso Corp.	71,300	2,127,901
Johnson Controls, Inc.	90,328	2,979,921
Toyota Boshoku Corp.	11,900	228,770
Toyota Industries Corp.	8,600	246,152

		$8,397,905

Automobiles — 1.1%
Daimler AG	132,059	$6,206,872
Ford Motor Co.(1)	58,705	737,922
Honda Motor Co., Ltd.	108,000	3,806,858
Isuzu Motors, Ltd.(1)	129,000	349,706
Mazda Motor Corp.	227,000	640,262
Suzuki Motor Corp.	52,800	1,165,824
Toyota Motor Corp.	50,407	2,026,832
Yamaha Motor Co., Ltd.(1)	65,900	989,997

		$15,924,273

Beverages — 1.3%
Anheuser-Busch InBev NV	40,624	$2,043,292
Coca-Cola Co. (The)	90,906	4,999,830
Coca-Cola West Co., Ltd.	26,200	428,279
Constellation Brands, Inc., Class A(1)	34,264	563,300
Heineken Holding NV	24,773	1,102,177
Heineken NV	30,199	1,550,961
Kirin Holdings Co., Ltd.	63,000	930,162
PepsiCo, Inc.	78,946	5,223,067
Pernod-Ricard SA	11,862	1,006,491
Sapporo Holdings, Ltd.	128,000	669,060

		$18,516,619

Biotechnology — 2.4%
Amgen, Inc.(1)	187,364	$11,196,873
Biogen Idec, Inc.(1)	78,265	4,489,280
Celgene Corp.(1)	168,251	10,424,832
Gilead Sciences, Inc.(1)	142,409	6,476,761

Security	Shares	Value
Martek Biosciences Corp.(1)	49,531	$1,114,943
Regeneron Pharmaceuticals, Inc.(1)	23,758	629,350

		$34,332,039

Building Products — 0.4%
Asahi Glass Co., Ltd.	128,776	$1,452,493
Daikin Industries, Ltd.	67,600	2,770,339
Geberit AG	5,875	1,051,099
Masco Corp.	59,062	916,642

		$6,190,573

Capital Markets — 1.9%
Artio Global Investors, Inc.	28,136	$696,085
Bank of New York Mellon Corp. (The)	54,215	1,674,159
Charles Schwab Corp. (The)	81,426	1,521,852
Deutsche Bank AG	55,621	4,269,661
Duff & Phelps Corp., Class A	35,706	597,719
Franklin Resources, Inc.	29,167	3,234,620
GAM Holding Ltd.	91,722	1,124,790
Goldman Sachs Group, Inc.	20,456	3,490,407
ICAP PLC	178,286	1,010,647
Julius Baer Group, Ltd.	76,144	2,756,027
Man Group PLC	355,866	1,302,679
Matsui Securities Co., Ltd.	66,800	478,400
Mediobanca SpA(1)	87,467	939,872
Nomura Holdings, Inc.	117,900	865,109
SBI Holdings, Inc.	1,457	288,081
Schroders PLC	138,412	2,956,756
Mizuho Securities Co., Ltd.	154,000	487,632

		$27,694,496

Chemicals — 1.8%
Air Products and Chemicals, Inc.	16,561	$1,224,686
Akzo Nobel NV	18,556	1,056,936
Daicel Chemical Industries, Ltd.	57,000	392,360
Dow Chemical Co. (The)	92,111	2,723,722
Eastman Chemical Co.	11,375	724,360
Hitachi Chemical Co., Ltd.	16,800	363,946
Johnson Matthey PLC	85,911	2,280,619
Kaneka Corp.	57,000	369,850
Linde AG	19,853	2,368,034
Mitsubishi Gas Chemical Co., Inc.	89,000	537,237
Monsanto Co.	38,287	2,734,458
Nitto Denko Corp.	5,900	229,114
Shin-Etsu Chemical Co., Ltd.	58,200	3,387,035
Showa Denko KK	346,000	780,932
Sumitomo Chemical Co., Ltd.	199,000	974,366
Toray Industries, Inc.	76,000	444,563
Tosoh Corp.	252,000	640,909
Umicore	82,579	2,880,601
Wacker Chemie AG	6,604	985,423

		$25,099,151

Commercial Banks — 6.5%
Banco Santander Central Hispano SA	1,132,101	$15,016,193
Barclays PLC	934,939	5,090,912
BNP Paribas SA	130,141	9,974,858
Fifth Third Bancorp	227,543	3,092,309
Gunma Bank, Ltd. (The)	124,000	686,670
Hachijuni Bank, Ltd. (The)	89,000	507,344
Hiroshima Bank, Ltd. (The)	126,000	533,404
HSBC Holdings PLC	1,520,103	15,404,576
Intesa Sanpaolo SpA(1)	1,681,641	6,262,540

Security	Shares	Value
Lloyds Banking Group PLC(1)	3,975,334	$3,774,824
Mizuho Financial Group, Inc.	447,941	885,601
Natixis(1)	165,993	889,843
PNC Financial Services Group, Inc.	44,820	2,675,754
Shinsei Bank, Ltd.(1)	214,000	259,396
Societe Generale	94,456	5,928,025
Standard Chartered PLC	220,000	5,996,605
Sterling Bancshares, Inc.	108,059	602,969
Sumitomo Mitsui Financial Group, Inc.	13,208	437,578
UniCredit SpA(1)	2,340,725	6,901,738
Wells Fargo & Co.	253,893	7,901,150

		$92,822,289

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	23,372	$850,975
Republic Services, Inc.	15,222	441,742
SECOM Co., Ltd.	63,000	2,758,389
Serco Group PLC	156,826	1,430,872
Waste Management, Inc.	72,281	2,488,635

		$7,970,613

Communications Equipment — 4.1%
Alcatel-Lucent(1)	307,923	$968,466
Aviat Networks, Inc.(1)	11,360	75,317
Brocade Communications Systems, Inc.(1)	67,859	387,475
Cisco Systems, Inc.(1)	686,287	17,864,051
Nokia Oyj	541,978	8,446,249
QUALCOMM, Inc.	499,771	20,985,384
Research In Motion, Ltd.(1)	120,764	8,930,498
Riverbed Technology, Inc.(1)	30,785	874,294

		$58,531,734

Computers & Peripherals — 6.0%
Apple, Inc.(1)	279,785	$65,729,890
Dell, Inc.(1)	314,244	4,716,803
Hewlett-Packard Co.	85,494	4,544,006
International Business Machines Corp.	76,613	9,825,617
NEC Corp.	325,000	978,916

		$85,795,232

Construction & Engineering — 0.4%
Bouygues SA	19,011	$953,819
Chiyoda Corp.	69,000	685,620
Ferrovial SA	95,985	932,641
Fluor Corp.	9,129	424,590
Foster Wheeler AG(1)	16,547	449,086
Hochtief AG	11,977	1,005,002
JGC Corp.	71,000	1,267,404
Obayashi Corp.	43,000	191,159

		$5,909,321

Construction Materials — 0.3%
Imerys SA	22,993	$1,414,561
Lafarge SA	22,039	1,548,073
Taiheiyo Cement Corp.(1)	173,000	248,243
Vulcan Materials Co.	24,404	1,152,845

		$4,363,722

Consumer Finance — 0.2%
American Express Co.	42,280	$1,744,473
ORIX Corp.	4,130	366,703
SLM Corp.(1)	97,247	1,217,532

		$3,328,708

Security	Shares	Value
Containers & Packaging — 0.1%
Toyo Seikan Kaisha, Ltd.	51,400	$910,810

		$910,810

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$198,872
Genuine Parts Co.	56,294	2,377,858
LKQ Corp.(1)	61,787	1,254,276

		$3,831,006

Diversified Financial Services — 2.0%
Bank of America Corp.	496,591	$8,864,149
Citigroup, Inc.(1)	700,696	2,837,819
CME Group, Inc.	7,388	2,335,421
Compagnie Nationale a Portefeuille	17,116	897,296
Criteria Caixacorp SA	267,829	1,328,826
Deutsche Boerse AG	36,045	2,666,891
Groupe Bruxelles Lambert SA	10,886	961,457
JPMorgan Chase & Co.	154,746	6,924,884
Moody’s Corp.	42,204	1,255,569

		$28,072,312

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	293,500	$7,584,040
Deutsche Telekom AG	325,887	4,403,938
France Telecom SA	222,265	5,323,844
Frontier Communications Corp.	318,088	2,366,575
Telefonica SA	488,485	11,574,411
Verizon Communications, Inc.	168,710	5,233,384
Windstream Corp.	100,356	1,092,877

		$37,579,069

Electric Utilities — 1.7%
Duke Energy Corp.	117,718	$1,921,158
E.ON AG	274,138	10,135,049
EDF SA	41,600	2,267,755
Edison International	51,169	1,748,445
Enel SpA	412,666	2,306,363
Hokkaido Electric Power Co., Inc.	13,500	259,115
Iberdrola SA	494,257	4,185,201
Kyushu Electric Power Co., Inc.	13,400	291,899
Shikoku Electric Power Co., Inc.	8,200	232,521
Tokyo Electric Power Co., Inc.	12,201	325,419

		$23,672,925

Electrical Equipment — 1.1%
ABB, Ltd.(1)	422,425	$9,234,487
Cooper Industries PLC, Class A	24,149	1,157,703
Energy Conversion Devices, Inc.(1)	7,332	57,410
First Solar, Inc.(1)	18,250	2,238,362
Fujikura, Ltd.	87,000	502,063
GS Yuasa Corp.	82,000	554,451
Legrand SA	47,726	1,507,125
Suntech Power Holdings Co., Ltd. ADR(1)	4,452	62,417

		$15,314,018

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.(1)	93,600	$647,086
Corning, Inc.	39,985	808,097
Ibiden Co., Ltd.	6,800	234,704
Keyence Corp.	1,110	265,776
Kyocera Corp.	60,334	5,889,285
Mabuchi Motor Co., Ltd.	5,000	288,348

Security	Shares	Value
Nippon Electric Glass Co., Ltd.	21,000	$296,414
Omron Corp.	16,500	383,808
TDK Corp.	63,500	4,233,226
Yaskawa Electric Corp.	27,000	247,387

		$13,294,131

Energy Equipment & Services — 0.6%
CARBO Ceramics, Inc.	4,333	$270,119
Halliburton Co.	130,037	3,918,015
Schlumberger, Ltd.	62,861	3,989,159
Superior Well Services, Inc.(1)	46,517	622,398
Transocean, Ltd.(1)	806	69,622
Willbros Group, Inc.(1)	16,727	200,891

		$9,070,204

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	172,603	$6,310,366
Koninklijke Ahold NV	122,728	1,636,594
Kroger Co. (The)	115,650	2,504,979
Metro AG	19,023	1,128,601
Safeway, Inc.	20,063	498,766
Seven & I Holdings Co., Ltd.	72,300	1,749,014
Sysco Corp.	99,048	2,921,916
UNY Co., Ltd.	64,000	530,147
Wal-Mart Stores, Inc.	178,434	9,920,930

		$27,201,313

Food Products — 3.0%
Campbell Soup Co.	17,968	$635,169
ConAgra Foods, Inc.	77,043	1,931,468
H.J. Heinz Co.	59,510	2,714,251
Kraft Foods, Inc., Class A	88,500	2,676,240
Nestle SA	474,265	24,302,275
Nissin Foods Holdings Co., Ltd.	11,700	393,807
Toyo Suisan Kaisha, Ltd.	15,000	388,097
Unilever NV	311,235	9,415,733
Yakult Honsha Co., Ltd.	7,500	202,365

		$42,659,405

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$841,288
Snam Rete Gas SpA	175,073	887,141

		$1,728,429

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)	231,022	$1,667,979
Covidien PLC	14,617	734,943
Edwards Lifesciences Corp.(1)	7,026	694,731
Hologic, Inc.(1)	67,694	1,255,047
Immucor, Inc.(1)	15,993	358,083
Medtronic, Inc.	103,989	4,682,625
Olympus Corp.	71,000	2,282,353
Terumo Corp.	60,000	3,198,972

		$14,874,733

Health Care Providers & Services — 1.1%
DaVita, Inc.(1)	20,889	$1,324,363
Laboratory Corp. of America Holdings(1)	17,240	1,305,240
Lincare Holdings, Inc.(1)	44,241	1,985,536
McKesson Corp.	42,868	2,817,285
Medco Health Solutions, Inc.(1)	45,718	2,951,554

Security	Shares	Value
UnitedHealth Group, Inc.(1)	67,346	$2,200,194
VCA Antech, Inc.(1)	93,308	2,615,423

		$15,199,595

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,450,574
Carnival Corp.	22,815	887,047
International Game Technology	51,748	954,751
Marriott International, Inc., Class A	54,152	1,706,871
McDonald’s Corp.	89,263	5,955,627
Wynn Resorts, Ltd.	27,627	2,094,956
Yum! Brands, Inc.	111,537	4,275,213

		$17,325,039

Household Durables — 0.7%
Casio Computer Co., Ltd.	85,000	$654,972
Makita Corp.	6,700	221,167
Ryland Group, Inc.	37,074	831,941
Sekisui Chemical Co., Ltd.	61,000	413,615
Sharp Corp.	73,000	914,162
Sony Corp.	72,600	2,781,769
Stanley Black & Decker, Inc.	48,688	2,795,178
Whirlpool Corp.	9,068	791,183

		$9,403,987

Household Products — 1.2%
Clorox Co. (The)	30,648	$1,965,763
Colgate-Palmolive Co.	28,351	2,417,206
Kao Corp.	97,654	2,476,663
Procter & Gamble Co.	152,165	9,627,479
Uni-Charm Corp.	6,000	579,282

		$17,066,393

Industrial Conglomerates — 1.8%
3M Co.	64,134	$5,359,678
General Electric Co.	374,898	6,823,144
Hankyu Hanshin Holdings, Inc.	38,128	176,837
Siemens AG	126,201	12,609,623
Textron, Inc.	29,211	620,149

		$25,589,431

Insurance — 3.9%
ACE, Ltd.	46,248	$2,418,770
Aflac, Inc.	12,267	665,975
Aioi Insurance Co., Ltd.	108,000	567,520
Allianz SE	62,694	7,846,590
AON Corp.	20,928	893,835
AXA SA	297,994	6,610,949
Berkshire Hathaway, Inc., Class B(1)	39,000	3,169,530
Chubb Corp.	6,724	348,639
Cincinnati Financial Corp.	137,085	3,961,757
CNP Assurances	14,204	1,340,456
Genworth Financial, Inc., Class A(1)	49,867	914,561
Hannover Rueckversicherung AG(1)	22,194	1,094,298
Mapfre SA	247,314	906,853
Marsh & McLennan Cos., Inc.	98,828	2,413,380
MetLife, Inc.	112,391	4,871,026
Muenchener Rueckversicherungs-Gesellschaft AG	38,311	6,214,678
Nipponkoa Insurance Co., Ltd.	28,000	178,345
Principal Financial Group, Inc.	36,247	1,058,775
Prudential Financial, Inc.	37,177	2,249,209
Prudential PLC	349,752	2,893,375
Resolution, Ltd.(1)	876,749	1,091,623

Security	Shares	Value
RSA Insurance Group PLC	678,764	$1,314,062
Sony Financial Holdings, Inc.	136	447,052
Standard Life PLC	479,801	1,457,182
T & D Holdings, Inc.	9,850	233,725
TrygVesta AS	15,498	1,025,323

		$56,187,488

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	61,514	$8,349,295
Liberty Media Corp. - Interactive, Class A(1)	199,687	3,057,208
Priceline.com, Inc.(1)	15,481	3,947,655

		$15,354,158

Internet Software & Services — 2.9%
Baidu, Inc. ADR(1)	6,835	$4,080,495
eBay, Inc.(1)	265,244	7,148,326
Google, Inc., Class A(1)	38,170	21,642,772
Monster Worldwide, Inc.(1)	36,048	598,757
United Internet AG(1)	77,776	1,180,124
VeriSign, Inc.(1)	132,262	3,440,135
Yahoo! Inc.(1)	193,189	3,193,414

		$41,284,023

IT Services — 1.4%
CapGemini SA	38,327	$1,884,399
Cognizant Technology Solutions Corp.(1)	123,578	6,300,006
Fidelity National Information Services, Inc.	51,873	1,215,903
Infosys Technologies, Ltd. ADR	82,619	4,862,128
MasterCard, Inc., Class A	5,904	1,499,616
Nomura Research Institute, Ltd.	14,000	319,134
NTT Data Corp.	673	2,243,990
Obic Co., Ltd.	1,290	234,429
Otsuka Corp.	4,700	298,915
Western Union Co.	89,601	1,519,633

		$20,378,153

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	21,651	$828,800
Mattel, Inc.	31,709	721,063
Sankyo Co., Ltd.	4,300	212,873

		$1,762,736

Life Sciences Tools & Services — 0.2%
Illumina, Inc.(1)	14,227	$553,430
PerkinElmer, Inc.	27,425	655,458
Thermo Fisher Scientific, Inc.(1)	33,544	1,725,503

		$2,934,391

Machinery — 1.8%
AGCO Corp.(1)	30,980	$1,111,253
Caterpillar, Inc.	28,676	1,802,287
Dover Corp.	15,298	715,181
Eaton Corp.	29,751	2,254,233
Ebara Corp.(1)	104,000	531,792
Fanuc, Ltd.	57,127	6,071,762
Hitachi Construction Machinery Co., Ltd.	66,900	1,583,488
IHI Corp.	213,000	390,221
Japan Steel Works, Ltd.	78,000	895,029
Joy Global, Inc.	19,362	1,095,889
Kawasaki Heavy Industries, Ltd.	107,000	295,931
Komatsu, Ltd.	75,400	1,584,115
Kurita Water Industries, Ltd.	7,400	209,902
MAN AG	12,372	1,034,847

Security	Shares	Value
Meidensha Corp.	97,000	$432,590
Minebea Co., Ltd.	67,127	408,954
NTN Corp.	153,000	692,124
Pall Corp.	30,660	1,241,423
Parker Hannifin Corp.	13,311	861,754
SMC Corp.	2,900	394,391
Snap-On, Inc.	15,120	655,301
Sumitomo Heavy Industries, Ltd.	194,000	1,170,525
Titan International, Inc.	23,159	202,178

		$25,635,170

Marine — 0.1%
Kawasaki Kisen Kaisha, Ltd.(1)	64,000	$255,670
Mitsui O.S.K. Lines, Ltd.	83,000	596,858

		$852,528

Media — 2.4%
British Sky Broadcasting Group PLC	447,757	$4,090,766
Comcast Corp., Class A	483,395	9,097,494
Comcast Corp., Special Class A	144,653	2,599,415
DIRECTV, Class A(1)	97,457	3,295,021
Focus Media Holding, Ltd. ADR(1)	10,518	192,059
JC Decaux SA(1)	44,715	1,247,207
McGraw-Hill Cos., Inc. (The)	27,142	967,612
Omnicom Group, Inc.	99,372	3,856,627
Virgin Media, Inc.	100,424	1,733,318
Walt Disney Co. (The)	174,880	6,105,061
Wolters Kluwer NV	45,032	975,630

		$34,160,210

Metals & Mining — 2.8%
AK Steel Holding Corp.	20,960	$479,146
Alcoa, Inc.	129,184	1,839,580
Anglo American PLC(1)	100,152	4,359,526
ArcelorMittal	134,571	5,900,304
BHP Billiton PLC	189,390	6,472,974
Dowa Holdings Co., Ltd.	105,000	633,161
JFE Holdings, Inc.	9,800	395,397
Kobe Steel, Ltd.	216,000	465,094
Lonmin PLC(1)	34,390	1,064,644
Mitsubishi Materials Corp.(1)	80,000	230,439
Mitsui Mining & Smelting Co., Ltd.	189,000	566,987
Newmont Mining Corp.	22,195	1,130,391
Pacific Metals Co., Ltd.	62,000	516,169
Rio Tinto PLC	147,061	8,694,059
Sumitomo Metal Industries, Ltd.	112,000	339,547
Sumitomo Metal Mining Co., Ltd.	66,000	981,947
United States Steel Corp.	27,078	1,719,995
Xstrata PLC(1)	195,335	3,696,971

		$39,486,331

Multi-Utilities — 1.5%
Centrica PLC	498,444	$2,225,617
CMS Energy Corp.	312,086	4,824,849
Consolidated Edison, Inc.	12,419	553,142
Dominion Resources, Inc.	34,329	1,411,265
GDF Suez	222,427	8,598,317
Public Service Enterprise Group, Inc.	116,940	3,452,069
RWE AG, PFC Shares	10,079	828,974

		$21,894,233

Security	Shares	Value
Multiline Retail — 0.8%
H2O Retailing Corp.	29,000	$198,425
Isetan Mitsukoshi Holdings, Ltd.	71,332	767,381
Kohl’s Corp.(1)	23,927	1,310,721
Marks & Spencer Group PLC	398,770	2,241,127
Nordstrom, Inc.	19,173	783,217
PPR SA	7,380	981,136
Sears Holdings Corp.(1)	19,043	2,064,832
Target Corp.	70,056	3,684,946

		$12,031,785

Office Electronics — 0.4%
Brother Industries, Ltd.	22,000	$266,483
Canon, Inc.	87,300	4,038,081
Konica Minolta Holdings, Inc.	70,500	824,593
Ricoh Co., Ltd.	59,000	924,083

		$6,053,240

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	39,019	$2,841,754
BP PLC	1,728,070	16,356,442
Chevron Corp.	105,078	7,968,065
ConocoPhillips	86,584	4,430,503
Devon Energy Corp.	8,417	542,307
El Paso Corp.	56,715	614,791
ENI SpA	332,108	7,789,984
Exxon Mobil Corp.	246,796	16,530,396
Goodrich Petroleum Corp.(1)	6,636	103,787
Hess Corp.	20,723	1,296,224
Idemitsu Kosan Co., Ltd.	3,100	235,128
Japan Petroleum Exploration Co.	5,400	274,187
Nippon Mining Holdings, Inc.	159,000	755,249
Petrohawk Energy Corp.(1)	38,373	778,205
Royal Dutch Shell PLC, Class A	370,230	10,734,019
Royal Dutch Shell PLC, Class B	292,028	8,050,609
SandRidge Energy, Inc.(1)	49,942	384,553
Southwestern Energy Co.(1)	24,167	984,080
Suncor Energy, Inc.	47,858	1,557,299
Total SA	268,726	15,596,291
Williams Cos., Inc.	118,494	2,737,211
XTO Energy, Inc.	34,713	1,637,759

		$102,198,843

Paper & Forest Products — 0.1%
International Paper Co.	33,486	$824,091
OJI Paper Co., Ltd.	90,000	395,006

		$1,219,097

Personal Products — 0.0%
USANA Health Sciences, Inc.(1)	9,533	$299,431

		$299,431

Pharmaceuticals — 7.4%
Abbott Laboratories	148,126	$7,803,278
Allergan, Inc.	41,914	2,737,822
Astellas Pharma, Inc.	61,200	2,216,859
AstraZeneca PLC	149,575	6,668,912
Chugai Pharmaceutical Co., Ltd.	52,900	993,614
Daiichi Sankyo Co., Ltd.	65,900	1,235,547
Eisai Co., Ltd.	61,146	2,180,335
Eli Lilly & Co.	34,545	1,251,220
GlaxoSmithKline PLC	584,116	11,211,961
Hisamitsu Pharmaceutical Co., Inc.	6,800	253,028

Security	Shares	Value
Johnson & Johnson	111,251	$7,253,565
King Pharmaceuticals, Inc.(1)	86,183	1,013,512
Medicines Co.(1)	28,661	224,702
Merck & Co., Inc.	210,349	7,856,535
Mitsubishi Tanabe Pharma Corp.	19,000	268,483
Novartis AG	257,613	13,935,295
Ono Pharmaceutical Co., Ltd.	5,000	222,829
Pfizer, Inc.	536,510	9,201,147
Roche Holding AG	69,396	11,270,634
Sanofi-Aventis SA	130,640	9,749,447
Shionogi & Co., Ltd.	56,000	1,065,865
Shire PLC	52,086	1,147,897
Takeda Pharmaceutical Co., Ltd.	56,231	2,476,072
Warner Chilcott PLC, Class A(1)	40,680	1,039,374
Watson Pharmaceuticals, Inc.(1)	58,985	2,463,803

		$105,741,736

Professional Services — 0.3%
Equifax, Inc.	15,217	$544,769
Manpower, Inc.	13,198	753,870
Randstad Holding NV(1)	24,548	1,165,750
Robert Half International, Inc.	73,835	2,246,799

		$4,711,188

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	19,158	$1,654,293
British Land Co. PLC	179,131	1,305,687
Japan Real Estate Investment Corp.	37	315,706
Japan Retail Fund Investment Corp.	200	235,750
Liberty International PLC	189,600	1,445,980
Nippon Building Fund, Inc.	40	344,678
Simon Property Group, Inc.	36,591	3,069,985
Unibail-Rodamco SE	11,558	2,339,909

		$10,711,988

Real Estate Management & Development — 0.1%
Daito Trust Construction Co., Ltd.	6,300	$304,623
Heiwa Real Estate Co., Ltd.	448,500	1,349,654
NTT Urban Development Corp.	443	375,064

		$2,029,341

Road & Rail — 0.4%
Central Japan Railway Co.	55	$419,257
CSX Corp.	46,494	2,366,544
East Japan Railway Co.	12,600	876,672
Keio Corp.	139,000	939,177
Kintetsu Corp.	105,000	326,993
Ryder System, Inc.	14,154	548,609
Tobu Railway Co., Ltd.	135,000	749,856

		$6,227,108

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.(1)	47,927	$444,283
Advantest Corp.	128,400	3,219,665
Applied Materials, Inc.	324,238	4,370,728
Atheros Communications, Inc.(1)	60,993	2,361,039
Broadcom Corp., Class A	115,327	3,826,550
Cree, Inc.(1)	9,999	702,130
Cypress Semiconductor Corp.(1)	217,447	2,500,640
Intel Corp.	696,138	15,496,032
KLA-Tencor Corp.	59,539	1,840,946
MEMC Electronic Materials, Inc.(1)	40,523	621,218
Microchip Technology, Inc.	37,768	1,063,547

Security	Shares	Value
ON Semiconductor Corp.(1)	98,657	$789,256
ROHM Co., Ltd.	4,700	351,675
Shinko Electric Industries	17,200	267,039
Sumco Corp.(1)	14,600	311,279
Tokyo Electron, Ltd.	58,300	3,874,442
Veeco Instruments, Inc.(1)	51,522	2,241,207

		$44,281,676

Software — 4.5%
BMC Software, Inc.(1)	31,383	$1,192,554
Citrix Systems, Inc.(1)	62,346	2,959,565
Compuware Corp.(1)	52,384	440,025
Concur Technologies, Inc.(1)	56,008	2,296,888
Dassault Systemes SA	23,266	1,375,726
Konami Corp.	62,100	1,198,467
Microsoft Corp.	1,066,099	31,204,718
Nintendo Co., Ltd.	800	268,291
Oracle Corp.	543,385	13,959,561
Oracle Corp. Japan	7,700	357,394
Symantec Corp.(1)	303,656	5,137,859
TiVo, Inc.(1)	106,665	1,826,105
Trend Micro, Inc.	60,897	2,125,749

		$64,342,902

Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	42,783	$792,341
Best Buy Co., Inc.	47,984	2,041,239
Fast Retailing Co., Ltd.	57,100	9,931,379
Gap, Inc. (The)	78,617	1,816,839
Hennes & Mauritz AB(1)	14,200	923,381
Home Depot, Inc.	50,520	1,634,322
Industria de Diseno Textil SA	34,787	2,294,379
Limited Brands, Inc.	36,921	908,995
Office Depot, Inc.(1)	190,264	1,518,307
Shimamura Co., Ltd.	2,400	212,774
Staples, Inc.	222,003	5,192,650
Tiffany & Co.	26,337	1,250,744
USS Co., Ltd.	3,800	258,495
Yamada Denki Co., Ltd.	5,750	424,907

		$29,200,752

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	18,804	$1,005,312
Asics Corp.	28,000	274,125
Christian Dior SA	10,660	1,136,360
Coach, Inc.	16,626	657,059
Hanesbrands, Inc.(1)	4,073	113,311
NIKE, Inc., Class B	30,110	2,213,085
Nisshinbo Holdings, Inc.	94,000	974,667
Onward Holdings Co., Ltd.	30,000	234,032
Puma AG Rudolf Dassler Sport	2,976	942,636
Swatch Group AG, Class B	4,150	1,323,412

		$8,873,999

Tobacco — 1.7%
Altria Group, Inc.	94,844	$1,946,199
British American Tobacco PLC	275,025	9,481,616
Imperial Tobacco Group PLC	177,291	5,409,391
Japan Tobacco, Inc.	409	1,522,642
Philip Morris International, Inc.	120,301	6,274,900

		$24,634,748

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Marubeni Corp.	170,000	$1,058,114
Mitsubishi Corp.	85,400	2,242,579
Sumitomo Corp.	96,700	1,113,555
Wolseley PLC(1)	51,754	1,250,552

		$5,664,800

Transportation Infrastructure — 0.2%
ADP	13,565	$1,116,067
Kamigumi Co., Ltd.	46,000	370,327
Societe des Autoroutes Paris-Rhin-Rhone(1)	18,585	1,340,570

		$2,826,964

Wireless Telecommunication Services — 1.5%
American Tower Corp., Class A(1)	20,404	$869,414
KDDI Corp.	537	2,779,948
Rogers Communications, Inc., Class B	44,475	1,517,932
Softbank Corp.	181,898	4,488,523
Vodafone Group PLC	5,349,088	12,371,991

		$22,027,808

Total Common Stocks (identified cost $1,284,518,670)		$1,438,765,349

Investment Funds — 0.1%

Security	Shares	Value
Capital Markets — 0.1%
Alliance Trust PLC (The)	243,354	$1,261,330

Total Investment Funds (identified cost $1,095,043)		$1,261,330

Total Investments — 100.6% (identified cost $1,285,613,713)		$1,440,026,679

Call Options Written — (1.1)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	64,250	EUR	2,950	4/16/10	$(2,299,651)
FTSE 100 Index	9,850	GBP	5,625	4/16/10	(1,218,210)
FTSE 100 Index	8,850	GBP	5,700	4/16/10	(570,770)
NASDAQ 100 Index	1,620		$1,975	4/17/10	(2,673,000)
Nikkei 225 Index	1,450,000	JPY	10,750	4/10/10	(5,602,562)
S&P 500 Index	1,420		$1,175	4/17/10	(1,618,800)
S&P 500 Index	1,180		$1,185	4/17/10	(767,000)
S&P 500 Index	1,415		$1,190	4/17/10	(707,500)
SMI Index	8,750	CHF	6,950	4/16/10	(228,210)

Total Call Options Written (premiums received $16,386,265)					$(15,685,703)

Other Assets, Less Liabilities — 0.5%					$6,823,883

Net Assets — 100.0%					$1,431,164,859

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	52.8%	$755,715,341
United Kingdom	11.8	169,271,933
Japan	11.1	158,976,110
France	6.2	88,485,538
Switzerland	4.8	67,935,497
Germany	4.7	67,354,683
Spain	2.6	37,079,792
Italy	1.8	25,087,638
Netherlands	1.5	22,020,349
Canada	0.8	12,005,729
Finland	0.6	8,446,249
Belgium	0.5	6,782,646
Luxembourg	0.4	5,900,304
India	0.3	4,862,128
China	0.3	4,334,971
Other Countries, less than 0.3% each	0.4	5,767,771

Total Investments	100.6%	$1,440,026,679

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,286,696,697

Gross unrealized appreciation	$225,719,436
Gross unrealized depreciation	(72,389,454)

Net unrealized appreciation	$153,329,982

Written call options activity for the fiscal year to date ended March 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,648,909	$22,380,075
Options written	4,790,860	61,484,562
Options terminated in closing purchase transactions	(3,294,134)	(61,779,188)
Options expired	(1,598,300)	(5,699,184)

Outstanding, end of period	1,547,335	$16,386,265

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,685,703.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$98,949,585	$57,316,265		$—	$156,265,850
Consumer Staples	63,431,260	66,946,649		—	130,377,909
Energy	51,477,138	59,791,909		—	111,269,047
Financials	78,356,606	142,490,016		—	220,846,622
Health Care	102,704,391	70,378,103		—	173,082,494
Industrials	60,697,758	73,927,941		—	134,625,699
Information Technology	284,918,711	48,443,623		—	333,362,334
Materials	14,553,274	56,525,837		—	71,079,111
Telecommunication Services	18,664,222	41,896,474		—	60,560,696
Utilities	13,910,928	33,384,659		—	47,295,587

Total Common Stocks	$787,663,873	$651,101,476	*	$—	$1,438,765,349

Investment Funds	$—	$1,261,330		$—	$1,261,330

Total Investments	$787,663,873	$652,362,806		$—	$1,440,026,679

Liability Description

Call Options Written	$(15,685,703)	$—		$—	$(15,685,703)

Total	$(15,685,703)	$—		$—	$(15,685,703)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Rights
Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of March 31, 2010	$—

All Level 3 investments held at December 31, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010